UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-22576

Spend Life Wisely Funds Investment Trust

(Exact name of registrant as specified in charter)

1845 Woodall Rodgers

Suite 1000

Dallas, TX 75201

(Address of principal executive offices)(Zip code)

National Corporate Research, Ltd.

615 South DuPont Highway

Dover, Delaware 19901

 (Name and address of agent for service)

With Copy to:

JoAnn M. Strasser, Thompson Hine LLP

41 South High Street, Suite 1700

Columbus, Ohio 43215

(Name and address of agent for service)

Registrant's telephone number, including area code: (214) 871-5200

Date of fiscal year end: July 31

Date of reporting period: January 31, 2025

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

SEMI-ANNUAL SHAREHOLDER REPORT

January 31, 2025 (Unaudited)

RANGER SMALL CAP FUND – INSTITUTIONAL CLASS

RFISX

ADDITIONAL INFORMATION

This semi-annual shareholder report contains important information about the Ranger Small Cap Fund – RFISX (the “Fund”) for the period August 1, 2024 to January 31, 2025.

You can find additional information about the Fund at https://spendlifewiselyfunds.com/documents/. You can also request this information by contacting us at 1-866-458-4744.

expense Information

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Ranger Small Cap Fund	$58.00	1.15%

*Annualized

managment’s discussion of fund performance

For the six months ending 31, January 2025, returns for the Small Cap Fund lagged the returns of the Russell 2000 Growth index, returning 4.1% on a net basis versus 5.1% for the benchmark. Utilities and technology were the biggest outperforming industries on a relative basis. By contrast, the industrials and consumer discretionary industries were the biggest relative underperformers.

A review of benchmark performance indicates leadership by more speculative companies, particularly technology stocks and those with negative earnings. Non-earning companies in the benchmark returned 6.9% during the six-month period, compared to the 4.8% return by companies with earnings. Non-earning technology companies returned 35.8% compared with the 5.8% return by technology companies with earnings.

The market advance in late 2024 was driven by strong November returns in response to the election. Equity returns were led by the “Magnificent Seven” mega cap companies and a collection of thematic story stocks tied to artificial intelligence (AI), bitcoin, quantum computing and other emerging technologies.

In late January, Chinese startup DeepSeek's release of its advanced AI models significantly disrupted the technology sector. The models, developed at a fraction of the cost of their U.S. counterparts, challenged existing industry leaders. This development led to a global sell-off of technology stocks, as investors began to question the heavy capital investment in AI datacenters by large cap technology leaders.

Despite recent volatility, mega cap stocks remain expensive by historical standards. By contrast, many smaller companies still trade at reasonable valuations and are deploying capital that we believe can generate substantial revenue and profit growth over time.

How Has the Fund Changed?

During the six months ending January 31, 2025, the technology and financials industry weightings increased by 180 and 120 basis points, while the consumer discretionary and energy industry weightings decreased by 250 and 140 basis points. At period end, the largest active weights are overweight utilities and consumer discretionary by 670 and 270 basis points, and underweight healthcare and industrials by 590 and 380 basis points.

Performance graph

AVERAGE ANNUAL RETURNS

	1 Year	5 Years	10 Years	Ending Value
Ranger Small Cap Fund	14.42%	7.24%	9.70%	$ 631,141
Russell 2000® Growth Index	22.73%	7.76%	8.68%	$ 574,663

Cumulative Performance Comparison of $250,000 Investment

Past performance is not a good predictor of future performance. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Updated performance data current to the most recent month-end can be obtained by calling 1-866-458-4744.

Fund statistics

	PORTFOLIO	PORTFOLIO	ADVISORY FEES
NET ASSETS:	HOLDINGS:	TURNOVER:	PAID BY FUND, NET:
$32,923,275	51	22.51%	$92,395

SECTOR WEIGHTINGS

The following chart gives a visual breakdown of the Fund by the sectors the underlying securities represent as a percentage of the portfolio of investments.

top ten holdings (% Of Net Assets)

1.	Pegasystems, Inc.	4.74%
2.	Texas Roadhouse, Inc.	3.91%
3.	Guidewire Software, Inc.	3.37%
4.	HealthEquity, Inc.	3.30%
5.	LeMaitre Vascular, Inc.	3.30%
6.	Workiva, Inc. Class A	3.06%
7.	Excelerate Energy, Inc. Class A	2.96%
8.	AAON, Inc.	2.92%
9.	Casella Waste Systems, Inc. Class A	2.91%
10.	OneSpaWorld Holdings Ltd. (Bahamas)	2.89%
	Total % of Net Assets	33.36%

Householding

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Ranger Small Cap Fund documents not be householded, please contact the Funds at 1-866-458-4744, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Funds or your financial intermediary.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, visit https://spendlifewiselyfunds.com/documents/ or contact us at 1-866-458-4744.

SEMI-ANNUAL SHAREHOLDER REPORT

January 31, 2025 (Unaudited)

RANGER MICRO CAP FUND – INSTITUTIONAL CLASS

RFIMX

ADDITIONAL INFORMATION

This semi-annual shareholder report contains important information about the Ranger Micro Cap Fund – RFIMX (the “Fund”) for the period August 1, 2024 to January 31, 2025.

You can find additional information about the Fund at https://spendlifewiselyfunds.com/documents/. You can also request this information by contacting us at 1-866-458-4744.

expense Information

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Ranger Micro Cap Fund	$64.00	1.28%

*Annualized

managment’s discussion of fund performance

For the six months ending 31, January 2025, returns for the Micro Cap Fund lagged the returns of the Russell Microcap Growth index, returning 0.6% on a net basis versus 9.3% for the benchmark. Utilities and healthcare were the biggest outperforming industries on a relative basis. By contrast, the technology and industrials industries were the biggest relative underperformers.

A review of benchmark performance indicates leadership by more speculative companies, particularly non-earning technology stocks. Non-earning technology companies returned 44.6% during the six-month period, compared with the 16.3% return by technology companies with earnings.

The market advance in late 2024 was driven by strong November returns in response to the election. Equity returns were led by the “Magnificent Seven” mega cap companies and a collection of thematic story stocks tied to artificial intelligence (AI), bitcoin, quantum computing and other emerging technologies.

In late January, Chinese startup DeepSeek's release of its advanced AI models significantly disrupted the technology sector. The models, developed at a fraction of the cost of their U.S. counterparts, challenged existing industry leaders. This development led to a global sell-off of technology stocks, as investors began to question the heavy capital investment in AI datacenters by large cap technology leaders.

Despite recent volatility, mega cap stocks remain expensive by historical standards. By contrast, many smaller companies still trade at reasonable valuations and are deploying capital that we believe can generate substantial revenue and profit growth over time.

How Has the Fund Changed?

During the six months ending January 31, 2025, the consumer staples and financials industry weightings increased by 180 and 170 basis points, while the technology and industrials industry weightings decreased by 310 and 70 basis points. At period end, the largest active weights are overweight utilities and consumer discretionary by 580 and 490 basis points, and underweight technology and healthcare by 720 and 340 basis points.

Performance graph

AVERAGE ANNUAL RETURNS

	1 Year	5 Years	Since Inception	Ending Value
Ranger Micro Cap Fund	21.53%	12.83%	10.53%	$486,887
Russell Microcap® Growth Index	25.31%	6.02%	3.18%	$307,885

Cumulative Performance Comparison of $250,000 Investment

Past performance is not a good predictor of future performance. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Updated performance data current to the most recent month-end can be obtained by calling 1-866-458-4744.

Fund statistics

	PORTFOLIO	PORTFOLIO	ADVISORY FEES
NET ASSETS:	HOLDINGS:	TURNOVER:	PAID BY FUND, NET:
$10,850,259	37	22.64%	$15,353

SECTOR WEIGHTINGS

The following chart gives a visual breakdown of the Fund by the sectors the underlying securities represent as a percentage of the portfolio of investments.

top ten holdings (% of Net Assets)

1.	LeMaitre Vascular, Inc.	5.91%
2.	OneSpaWorld Holdings Ltd.	5.66%
3.	iRadimed Corp.	5.00%
4.	UFP Technologies, Inc.	4.23%
5.	i3 Verticals, Inc.	4.17%
6.	ANI Pharmaceuticals, Inc.	3.92%
7.	Vital Farms, Inc.	3.34%
8.	Excelerate Energy, Inc. Class A	3.34%
9.	Ligand Pharmaceuticals, Inc.	3.31%
10.	Mesa Laboratories, Inc.	3.21%
	Total % of Net Assets	42.09%

Householding

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Ranger Micro Cap Fund documents not be householded, please contact the Fund at 1-866-458-4744, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the fund or your financial intermediary.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, visit https://spendlifewiselyfunds.com/documents/ or contact us at 1-866-458-4744.

SEMI-ANNUAL SHAREHOLDER REPORT

January 31, 2025 (Unaudited)

WISDOM SHORT DURATION INCOME FUND – INSTITUTIONAL CLASS

WISSX

ADDITIONAL INFORMATION

This semi-annual shareholder report contains important information about the Wisdom Short Duration Income Fund – WISSX (the “Fund”) for the period December 19, 2024 to January 31, 2025.

You can find additional information about the Fund at https://spendlifewiselyfunds.com/documents/. You can also request this information by contacting us at 1-866-458-4744.

expense Information

What were the Fund costs for the past period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Wisdom Short Duration Income Fund	$22.00	0.44%

*Annualized

Expenses would have been higher if the Fund had been in operation for the full period.

managment’s discussion of fund performance

The start of 2025 was characterized by heightened market volatility, driven by stronger-than-expected economic data that reinforced inflationary pressures. As a result, the market recalibrated its expectations for Federal Reserve policy, with rate-cut projections scaling back from three or more reductions to just 1.5 cuts by year-end. The first cut is now expected in September, a shift from the previous consensus of June.

As a newly launched fund, we have prioritized disciplined portfolio construction, liquidity management, and risk-adjusted yield generation. Our first full month of performance underscores the effectiveness of our investment strategy in navigating changing market conditions. Given the evolving rate landscape, Wisdom’s approach has been to maintain a slightly longer duration stance relative to peers, reflecting our expectation of at least two rate cuts between Q4 2025 and Q1 2026. This contrasts with the broader market consensus, which currently does not anticipate a second cut until September 2026 or later. We believe this positioning will allow the portfolio to capture potential upside from future rate adjustments while maintaining a prudent risk framework.

The Wisdom Short Duration Income Fund successfully navigated intra-month volatility to deliver a 0.46% total return for January. Notably, in a declining rate environment, the fund is positioned to exceed its yield through both carry and price appreciation, providing investors with an attractive combination of income and capital preservation

Performance graph

AVERAGE ANNUAL RETURNS

	Since Inception *	Ending Value
Wisdom Short Duration Income Fund	0.47%	$ 100,473
FTSE 3-Month Treasury Bill Index	0.54%	$ 100,537

Cumulative Performance Comparison of $100,000 Investment

*Since Inception date 12/19/2024

Past performance is not a good predictor of future performance. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Updated performance data current to the most recent month-end can be obtained by calling 1-866-458-4744.

Fund statistics

	PORTFOLIO	PORTFOLIO	ADVISORY FEES
NET ASSETS:	HOLDINGS:	TURNOVER:	PAID BY FUND, NET:
$105,394,329	88	8.74%	$8,089

SECTOR WEIGHTINGS

The following chart gives a visual breakdown of the Fund by the sectors the underlying securities represent as a percentage of the portfolio of investments.

top ten holdings (% Of Net Assets)

1.	Blue Owl Credit Income Corp. Series 144A, 6.60%, due 9/15/29	2.91%
2.	Reinsurance Group of America, Inc. Series 144A, 5.25%, due 1/09/30	2.85%
3.	Dubai Aerospace Enterprise Series 144A, 3.375%, due 3/20/28 (United Arab Emirates)	2.49%
4.	Crown Castle, Inc., due 2/20/25	2.37%
5.	Finance of America Structured Securities Trust Series 24-S4 Class AV, 6.0688%, due 11/25/74	2.16%
6.	Cadillac Fairview PRP TR Series 144A, 3.875%, due 3/20/27 (Canada)	2.13%
7.	Celanese Corp., 6.60%, due 11/15/28	2.10%
8.	Government National Mortgage Series 19-H15 Class FJ, 5.37%, due 9/20/69	1.95%
9.	Morgan Stanley, 5.016%, due 1/12/29	1.90%
10.	Royal Bank of Canada Series GMTN, 4.965%, due 1/24/29 (Canada)	1.90%
	Total % of Net Assets	22.76%

*Excludes Short-Term Investment and Short Futures Contracts.

Householding

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Wisdom Short Duration Income Fund documents not be householded, please contact the Fund at 1-866-458-4744, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, visit https://spendlifewiselyfunds.com/documents/ or contact us at 1-866-458-4744.

SEMI-ANNUAL SHAREHOLDER REPORT

January 31, 2025 (Unaudited)

WISDOM SHORT TERM GOVERNMENT FUND – INSTITUTIONAL CLASS

WISTX

ADDITIONAL INFORMATION

This semi-annual shareholder report contains important information about the Wisdom Short Term Government Fund – WISTX (the “Fund”) for the period December 19, 2024 to January 31, 2025.

You can find additional information about the Fund at https://spendlifewiselyfunds.com/documents/. You can also request this information by contacting us at 1-866-458-4744.

expense Information

What were the Fund costs for the past period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Wisdom Short Term Government Fund	$13.00	0.26%

*Annualized

Expenses would be higher if the Fund had been in operation for the full period.

managment’s discussion of fund performance

The start of 2025 was marked by significant market volatility, as strong economic data led to expectations of persistent inflationary pressures. This shift prompted a reassessment of Federal Reserve policy, with market expectations adjusting to only 1.5 rate cuts by year-end, a reduction from the previously expected three or more cuts. The first cut is now forecasted for September, reflecting a delay from the prior expectation of June.

As a newly established fund, our core focus has been on capital preservation, liquidity management, and generating risk-adjusted income. With our first full month of performance now recorded, we are pleased with the fund’s ability to deliver stability while capturing competitive yields.

The Wisdom Short Term Government Fund provided a 0.38% total return in January. This strong start reinforces the fund’s suitability as a high-quality liquidity solution for investors seeking low-risk, stable returns in a dynamic rate environment.

Performance graph

AVERAGE ANNUAL RETURNS

	Since Inception	Ending Value
Wisdom Short Term Government Fund	0.49%	$ 251,226
FTSE 1-Month Treasury Bill Index	0.52%	$ 251,303

Cumulative Performance Comparison of $250,000 Investment

Past performance is not a good predictor of future performance. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Updated performance data current to the most recent month-end can be obtained by calling 1-866-458-4744.

Fund statistics

	PORTFOLIO	PORTFOLIO	ADVISOR REIMBURSED
NET ASSETS:	HOLDINGS:	TURNOVER:	THE FUND, NET:
$50,253,809	20	0.11%	$(11,527)

SECTOR WEIGHTINGS

The following chart gives a visual breakdown of the Fund by the sectors the underlying securities represent as a percentage of the portfolio of investments.

top ten holdings (% Of Net Assets)

1.	Treasury Bill, 0.00%, due 2/04/25	16.31%
2.	Treasury Bill, 0.00%, due 3/04/25	15.86%
3.	US Treasury Note/Bill, 2.00%, due 2/15/25	9.15%
4.	Treasury Bill, 0.00%, due 4/15/25	9.08%
5.	Treasury Bill, 0.00%, due 6/20/25	9.01%
6.	Treasury Bill, 0.00%, due 2/18/25	4.57%
7.	Treasury Bill, 0.00%, due 3/20/25	4.55%
8.	Fed Home LN Discount NT, 0.00% due 4/16/25	4.54%
9.	Treasury Bill, 0.00%, due 4/22/25	4.54%
10.	US Treasury Note/Bill, 0.25%, due 8/31/25	4.47%
	Total % of Net Assets	82.08%

*Excludes Short-Term Investment.

Householding

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Wisdom Short Term Government Fund documents not be householded, please contact the Fund at 1-866-458-4744, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, visit https://spendlifewiselyfunds.com/documents/ or contact us at 1-866-458-4744.

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments. Not applicable – schedule filed with Item 7.

Item 7.  Financial Statements and Financial Highlights for Open-End Management Investment Companies. Not applicable.

SPEND LIFE WISELY FUNDS INVESTMENT TRUST
(Formerly known as Ranger Funds Investment Trust)

Ranger Small Cap Fund

Institutional Class (RFISX)

Ranger Micro Cap Fund

Institutional Class (RFIMX)

Wisdom Short Duration Income Fund

Institutional Class: (WISSX)

Wisdom Short Term Government Fund

Institutional Class: (WISTX)

SEMI-ANNUAL FINANCIAL STATEMENTS

JANUARY 31, 2025

(UNAUDITED)

	SPEND LIFE WISELY FUNDS INVESTMENT TRUST
	RANGER SMALL CAP FUND
	SCHEDULE OF INVESTMENTS
	JANUARY 31, 2025 (UNAUDITED)

Shares		Value

COMMON STOCKS - 95.35%

Apparel Retailers - 1.81%
3,705	Boot Barn Holdings, Inc. *	$ 595,949

Banks - 5.58%
27,817	Home Bancshares, Inc.	839,795
6,741	Triumph Financial, Inc. *	519,461
13,554	Cadence Bank	477,101
		1,836,357
Biotechnology - 1.79%
1,691	Medpace Holdings, Inc. *	590,413

Building: Climate Control - 2.92%
8,270	AAON, Inc.	962,463

Building Materials: Other - 3.06%
2,335	Simpson Manufacturing Co., Inc.	392,280
6,880	The AZEK Co., Inc. Class A *	352,462
770	TopBuild Corp. *	263,864
		1,008,606
Commercial Vehicle - Equipment Leasing - 2.26%
20,110	WillScot Holdings Corp. Class A *	745,277

Commercial Vehicles and Parts - 2.49%
8,335	Federal Signal Corp.	819,414

Computer Services - 3.06%
10,250	Workiva, Inc. Class A *	1,006,755

Cosmetics - 0.82%
2,710	e.l.f. Beauty, Inc. *	270,756

Electronic Equipment: Control and Filter - 1.67%
3,340	MSA Safety, Inc.	550,198

Electronic Equipment: Gauges and Meters - 1.61%
3,859	Mesa Laboratories, Inc.	531,346

Food Products - 1.29%
3,105	J&J Snack Foods Corp.	426,099

Food Retailers and Wholesalers - 2.21%
4,585	Sprouts Farmers Market, Inc. *	725,989

Footwear - 1.42%
11,345	Steven Madden, Ltd.	465,712

Gas Distribution - 2.96%
32,625	Excelerate Energy, Inc. Class A	974,509

Health Care Management Services - 3.30%
9,835	HealthEquity, Inc. *	1,085,981

Health Care Services - 2.11%
1,237	Chemed Corp.	695,194

Home Construction - 2.06%
7,326	Champion Homes, Inc. *	676,409

Investment Services - 1.38%
8,370	Lazard, Inc.	455,077

Medical Equipment - 7.23%
11,194	LeMaitre Vascular, Inc.	1,085,034
5,260	Repligen Corp. *	874,264
3,880	Merit Medical Systems, Inc. *	422,454
		2,381,752
Medical Supplies - 1.96%
4,665	Conmed Corp.	$ 334,854
13,865	Stevanato Group S.p.A. (Italy) *	310,715
		645,569
Oil: Crude Producers - 4.23%
56,135	Permian Resources Corp. Class A	822,378
24,000	Magnolia Oil & Gas Corp. Class A	568,800
		1,391,178
Oil Equipment & Services - 1.59%
21,088	Oceaneering International, Inc. *	524,037

Pharmaceuticals - 1.59%
8,945	ANI Pharmaceuticals, Inc. *	524,535

Professional Business Support Services - 3.31%
3,605	Paylocity Holdings Corp. *	740,900
6,490	UL Solutions, Inc. Class A	349,876
		1,090,776
Recreational Services - 2.89%
44,480	OneSpaWorld Holdings Ltd. (Bahamas)	950,093

Restaurants and Bars - 4.37%
7,105	Texas Roadhouse, Inc.	1,286,715
510	Wingstop, Inc.	151,929
		1,438,644
Software - 14.58%
14,420	Pegasystems, Inc.	1,561,542
5,245	Guidewire Software, Inc. *	1,108,111
2,828	AppFolio, Inc. Class A *	661,497
14,214	PDF Solutions, Inc. *	396,002
11,265	nCino, Inc. *	383,123
11,135	Simulations Plus, Inc. *	382,153
14,872	DoubleVerify Holdings, Inc. *	306,512
		4,798,940
Specialty Chemicals - 1.36%
3,160	Quaker Chemical Corp.	446,129

Transaction Processing Services - 2.27%
15,646	i3 Verticals, Inc. Class A *	389,429
48,030	Repay Holdings Corp. Class A *	358,784
		748,213
Trucking - 1.52%
1,045	SAIA, Inc. *	501,715

Waste and Disposal Services - 2.91%
8,895	Casella Waste Systems, Inc. Class A *	956,568

Water - 1.74%
22,435	Aris Water Solutions, Inc. Class A	572,765

TOTAL FOR COMMON STOCKS (Cost $25,529,141) - 95.35%		$ 31,393,418

SHORT-TERM INVESTMENT - 4.72%
1,554,712	Fidelity Investments Money Market Treasury Portfolio - Class III 4.78% ** (Cost $1,554,712)	$ 1,554,712

TOTAL INVESTMENTS (Cost $27,083,853) - 100.07%		$ 32,948,130

LIABILITIES LESS OTHER ASSETS - (0.07)%		(24,855)

NET ASSETS - 100.00%		$ 32,923,275

ADR - American Depositary Receipts.
S.p.A - "Società per Azioni," which is an Italian term for a public limited company.
* Non-income producing securities during the period.
** The rate shown represents the yield at January 31, 2025.

The accompanying notes are an integral part of these financial statements.

	SPEND LIFE WISELY FUNDS INVESTMENT TRUST
	RANGER MICRO CAP FUND
	SCHEDULE OF INVESTMENTS
	JANUARY 31, 2025 (UNAUDITED)

Shares		Value

COMMON STOCKS - 97.95%

Apparel Retailers - 2.09%
1,410	Boot Barn Holdings, Inc. *	$ 226,798

Asset Managers and Custodians - 1.99%
8,365	Perella Weinberg Partners Class A	215,984

Banks - 8.51%
5,260	Metropolitan Bank Holding Corp. *	337,324
12,020	Business First Bancshares, Inc.	324,420
3,402	Triumph Financial, Inc. *	262,158
		923,902
Biotechnology - 3.31%
3,080	Ligand Pharmaceuticals, Inc. Class B *	358,974

Containers & Packaging - 1.67%
5,849	Karat Packaging, Inc.	180,793

Electronic Equipment: Gauges and Meters - 3.20%
2,526	Mesa Laboratories, Inc.	347,805

Engineering andcting Services - 1.01%
1,190	Limbach Holdings, Inc. *	110,051

Farming, Fishing, Ranching & Plantations - 3.34%
8,260	Vital Farms, Inc. *	362,407

Gas Distribution - 3.34%
12,119	Excelerate Energy, Inc. Class A	361,995

Health Care Services - 1.78%
7,315	Pennant Group, Inc. *	193,628

Home Construction - 1.14%
2,040	Green Brick Partners, Inc. *	123,359

Machinery: Construction and Handling - 1.58%
6,615	Douglas Dynamics, Inc.	170,998

Media Agencies - 3.72%
10,700	Quinstreet, Inc. *	$ 253,162
22,900	National CineMedia, Inc. *	150,911
		404,073
Medical Equipment - 16.20%
6,612	LeMaitre Vascular, Inc.	640,901
9,165	iRadimed Corp.	542,660
12,645	BioLife Solutions, Inc. *	345,272
28,246	InfuSystem Holdings, Inc. *	228,510
		1,757,343
Medical Supplies - 6.02%
1,670	UFP Technologies, Inc. *	458,682
3,170	Utah Medical Products, Inc.	194,099
		652,781
Oil: Crude Producers - 1.96%
40,060	Evolution Petroleum Corp., Inc. Class A	212,719

Oil Equipment and Services - 1.51%
13,122	Select Water Solutions, Inc. Class A	164,025

Pharmaceuticals - 3.92%
7,246	ANI Pharmaceuticals, Inc. *	424,905

Recreational Services - 5.66%
28,765	OneSpaWorld Holdings Ltd. (Bahamas)	614,420

Restaurants and Bars - 3.03%
4,104	Kura Sushi USA, Inc. Class A *	328,320

Semiconductors - 2.57%
3,893	NVE Corp.	278,972

Soft Drinks - 2.05%
5,940	Vita Coco Co., Inc. *	222,394

Software - 9.11%
8,415	Simulations Plus, Inc. *	288,803
10,360	PDF Solutions, Inc. *	288,630
27,785	Mitek Systems, Inc. *	283,407
3,740	nCino, Inc. *	127,197
		988,037
Transaction Processing Services - 6.19%
18,176	I3 Verticals, Inc. Class A *	$ 452,401
29,359	Repay Holdings Corp. Class A *	219,312
		671,713
Water - 3.05%
12,980	Aris Water Solutions, Inc. Class A	331,379

TOTAL FOR COMMON STOCKS (Cost $9,185,460) - 97.95%		$ 10,627,775

SHORT-TERM INVESTMENT - 2.16%
234,697	Fidelity Investments Money Market Treasury Portfolio - Class III 4.78% ** (Cost $234,697)	$ 234,697

TOTAL INVESTMENTS (Cost $9,420,157) - 100.11%		$ 10,862,472

LIABILITIES LESS OTHER ASSETS - (0.11)%		(12,213)

NET ASSETS - 100.00%		$ 10,850,259

* Non-income producing securities during the period.
** The rate shown represents the yield at January 31, 2025.

The accompanying notes are an integral part of these financial statements.

	SPEND LIFE WISELY FUNDS INVESTMENT TRUST
	WISDOM SHORT DURATION INCOME FUND
	SCHEDULE OF INVESTMENTS
	JANUARY 31, 2025 (UNAUDITED)

Principal Amount/Shares		Value

CORPORATE BONDS - 82.00%

Communication Services - 0.98%
$ 1,060,000	T-Mobile US, Inc., 2.25%, due 2/15/26	$ 1,033,905

Consumer Discretionary - 11.54%
1,905,000	Volkswagen AG Series 144A, 4.35%, due 6/08/27 (Germany)	1,870,917
1,500,000	Mercedes-Benz Group AG Series 144A, 5.10%, due 8/03/28 (Germany)	1,504,928
1,373,500	United Airlines Holdings, Inc. Series 144A, 6.50%, due 6/20/27	1,385,745
1,000,000	Hyundai Capital Services Series 144A, 5.25%, due 1/22/28 (Republic of Korea)	1,004,667
1,000,000	Hyundai Capital America Series 144A, 5.00%, due 1/07/28	999,587
1,000,000	Ford Motor Co., 4.687%, due 6/09/25	998,330
1,000,000	United Airlines Holdings, Inc. Series 144A, 4.375%, due 4/15/26	985,729
1,000,000	Ford Motor Co., 4.125%, due 8/17/27	968,821
624,000	General Motors Co., 6.125%, due 10/01/25	628,303
625,033	American Airlines Group, Inc. Series 144A, 5.50%, due 4/20/26	624,676
500,000	Toyota Motor Credit Corp. Series MTN, 5.25%, due 1/22/30	502,321
425,130	US Airways 2013-1A PTT, 3.95%, due 11/15/25	420,992
292,000	Volkswagen AG Series 144A, 1.625%, due 11/24/27 (Germany)	264,679
		12,159,695
Consumer Staples - 0.95%
1,000,000	HCA Healthcare, Inc., 5.375%, due 2/01/25	1,000,000

Energy - 1.44%
1,000,000	Energy Transfer L.P. Series 144A, 5.625%, due 5/01/27	1,000,231
500,000	Enerflex Ltd., 9.00%, due 10/15/27 (Canada)	519,279
		1,519,510
Financials - 50.40%
3,000,000	Blue Owl Credit Income Corp. Series 144A, 6.60%, due 9/15/29	3,062,666
3,000,000	Reinsurance Group of America, Inc. Series 144A, 5.25%, due 1/09/30	3,006,458
2,300,000	Cadillac Fairview PRP TR Series 144A, 3.875%, due 3/20/27 (Canada)	2,247,487
2,000,000	Morgan Stanley, 5.016%, due 1/12/29	2,005,265
2,000,000	Royal Bank of Canada Series GMTN, 4.965%, due 1/24/29 (Canada)	2,005,127
2,000,000	American National Group, Inc., 5.75%, due 10/01/29	2,001,738
2,000,000	Goldman Sachs Group, Inc., 5.207%, due 1/28/31	2,001,264
2,000,000	Athene Global Funding Series 144A, 5.38%, due 1/07/30	1,996,707
2,000,000	UBS Group AG Series 144A, 4.282%, due 1/09/28 (Switzerland)	1,962,833
2,000,000	ACRES Commercial Realty Corp., 5.75%, due 8/15/26	1,941,151
Financials (Continued) - 50.40%
$ 2,000,000	Aust & NZ Banking Group Series 144A, 2.57%, due 11/25/35 (Australia)	$ 1,700,242
1,661,000	Vici Properties, Inc. Series 144A, 4.25%, due 12/01/26	1,634,626
1,500,000	Blue Owl Technology Finance Corp. Series 144A, 6.10%, due 3/15/28	1,503,735
1,500,000	Aviation Capital Group Series 144A, 3.50%, due 11/01/27	1,436,616
1,500,000	HSBC Holdings PLC, 2.013%, due 9/22/28 (United Kingdom)	1,387,383
1,250,000	Deutsche Bank AG, 5.373%, due 1/10/29 (Germany)	1,252,461
1,052,000	JPMorgan Chase & Co., 4.323%, due 4/26/28	1,040,280
1,000,000	Banco Santander, S.A., 6.833%, due 11/21/26 (Spain)	1,014,118
1,000,000	Blackstone, Inc., 7.05%, due 9/29/25	1,013,078
1,000,000	JPMorgan Chase & Co., 5.04%, due 1/23/28	1,005,336
1,000,000	Toronto Dominion Bank, 5.40%, 1/31/30 (Canada)	1,003,408
1,000,000	Wells Fargo & Co. Series W, 4.90%, due 1/24/28	999,917
1,000,000	Citigroup, Inc., 4.40%, due 6/10/25	998,615
1,000,000	AerCap Holdings N.V., 4.875%, due 4/01/28 (Ireland)	997,147
1,000,000	Blackstone, Inc. Series 144A, 5.60%, due 11/22/29	987,160
1,000,000	Blackstone, Inc. Series 144A, 4.95%, due 9/26/27	986,707
1,000,000	Discover Financial Services, 4.1%, due 2/09/27	985,209
1,000,000	ING Groep NV, 4.55%, due 10/02/28 (Netherlands)	984,952
1,000,000	Barclays PLC, 4.337%, due 1/10/28 (United Kingdom)	984,095
1,000,000	Portman Ridge Finance Corp., 4.875%, due 4/30/26	976,759
1,000,000	NexPoint Real Estate Finance, Inc., 5.75%, due 5/01/26	973,863
1,000,000	Morgan Stanley, 0.985%, due 12/10/26	968,082
1,000,000	Morgan Stanley, 3.591%, due 7/22/28	966,605
1,000,000	PennantPark Investment Corp., 4.00%, due 11/01/26	952,988
1,000,000	Blackstone, Inc., 2.625%, due 12/15/26	952,441
1,000,000	AerCap Holdings N.V., 3.00%, due 10/29/28 (Ireland)	930,311
500,000	JPMorgan Chase & Co., 4.915%, due 1/24/29	500,170
500,000	Principal Financial Group, Inc., 4.80%, due 1/09/28	499,548
500,000	Sumitomo Mitsui Financial Group, Inc., 5.404679% (Daily SOFR USD + 1.05%), due 4/15/30 (Japan)***	499,531
500,000	Toronto Dominion Bank, 4.861%, due 1/31/28 (Canada)	499,405
200,000	M&T Bank Corp. Series BKNT, 2.90%, due 2/06/25	199,968
50,000	Barclays PLC, 6.496%, due 9/13/27 (United Kingdom)	51,163
		53,116,615
Government - 0.09%
100,000	Export-Import Bank of Korea, 4.50%, due 1/11/29 (Republic of Korea)	99,144

Health Care - 1.77%
1,000,000	Amgen, Inc., 1.90%, due 2/21/25	$ 998,649
1,000,000	Centene Corp., 3.00%, due 10/15/30	865,984
		1,864,633
Industrial - 3.40%
2,800,000	Dubai Aerospace Enterprise Series 144A, 3.375%, due 3/20/28 (United Arab Emirates)	2,623,415
1,000,000	Boeing Co., 2.70%, due 2/01/27	956,600
		3,580,015
Information Technology - 1.42%
1,000,000	Broadcom, Inc., 4.75%, due 4/15/29	992,521
500,000	Jabil, Inc., 0.00%, due 2/03/25	499,788
		1,492,309
Materials - 2.10%
2,157,000	Celanese Corp., 6.60%, due 11/15/28	2,216,508

Real Estate - 4.19%
2,500,000	Crown Castle, Inc., due 2/20/25	2,493,303
1,000,000	American Tower Corp., 5.20%, due 2/15/29	1,004,491
1,000,000	Equinix, Inc., 3.20%, due 11/18/29	921,300
		4,419,094
Utilities - 3.72%
$1,450,000	Sempra, 3.30%, due 4/01/25	1,446,395
1,000,000	FirstEnergy Corp., 3.90%, due 7/15/27	976,177
1,000,000	American Electric Power Co. Inc. Series M, 4.10%, due 9/15/28	972,749
500,000	Palomino Funding Trust I, 7.233%, due 5/17/28	524,876
		3,920,197

TOTAL FOR CORPORATE BONDS (Cost $86,352,011) - 82.00%		$ 86,421,625

GOVERNMENT-SPONSORED ENTERPRISE DEBT - 7.13%
2,063,995	Government National Mortgage Series 19-H15 Class FJ, 5.37%, due 9/20/69	2,057,366
1,003,359	Government National Mortgage Series 19-H14 Class DF, 5.77%, 8/20/69	1,008,715
997,055	Government Natoinal Mortgage Series 23-H20 Class FL, 5.70%, due 5/20/73	1,003,386
1,000,000	Fannie Mae-CAS Series 25-R01 Class 1A1, 5.301%, due 1/25/45	1,000,720
1,000,000	Freddie Mac - STACR Series 25-DNA1 Class A1, 5.3355%, due 1/25/45	1,000,598
960,724	Government National Mortgage Series 20-H17 Class BF, 5.99%, due 9/20/70	973,869
467,491	Freddie Mac - STACR Series 24-HQA1 Class A1, 5.8188%, due 3/25/44	469,796
TOTAL FOR GOVERNMENT-SPONSORED ENTERPRISE DEBT (Cost $7,544,596) - 7.13%		$ 7,514,450

MORTGAGE-BACKED SECURITIES - 9.52%
2,294,016	Finance of America Structured Securities Trust Series 24-S4 Class AV, 6.0688%, due 11/25/74	2,272,587
2,000,000	Starwood Commercial Mortgage Series 21-FL2 Class C, 6.59%, due 4/18/38	2,000,000
1,893,938	Finance of America Structured Securities Trust Series 24-S2 Class A1, 3.50%, due 4/25/74	1,806,852
1,500,000	Blackstone Mortgage Trust, Inc. Series 2020-FL2 Class B, 5.90%, due 2/15/38	1,499,208
1,500,000	Finance of America HECM Buyout Series 2024-HB1 Class M2, 6.00%, due 10/01/34	1,481,191
1,000,000	Finance of America HECM Buyout Series 2024-HB1 Class A1b, 4.00%, 10/01/34	978,295
TOTAL FOR MORTGAGE-BACKED SECURITIES (Cost $10,088,676) - 9.52%		$ 10,038,133

SHORT-TERM INVESTMENT - 0.45%
466,371	Federated Hermes Government Obligations Fund - Institutional Shares 4.30% ** (Cost $466,371)	$ 466,371

TOTAL INVESTMENTS (Cost $104,451,654) - 99.10%		$ 104,440,579

OTHER ASSETS LESS LIABILITIES - 0.90%		953,750

NET ASSETS - 100.00%		$ 105,394,329

SHORT FUTURES CONTRACTS
Description Contracts Expiration Notional Amount Value Unrealized Appreciation
5-Year US Treasury Note (110) March 2025 $(11,721,017) $(11,719,297) $1,720
2-Year US Treasury Note (125) March 2025 $(12,858,886) $(12,859,375) $(489)

** The rate shown represents the yield at July 31, 2024.
*** Variable rate security; the coupon rate shown represents the rate at January 31, 2025.

The accompanying notes are an integral part of these financial statements.

	SPEND LIFE WISELY FUNDS INVESTMENT TRUST
	WISDOM SHORT TERM GOVERNMENT FUND
	SCHEDULE OF INVESTMENTS
	JANUARY 31, 2025 (UNAUDITED)

Principal Amount/Shares		Value

GOVERNMENT-SPONSORED ENTERPRISE DEBT - 12.15%
$2,300,000	Fed Home LN Discount NT, 1.00% due 4/16/25 ***	$ 2,279,875
1,044,666	Fanniemae-Aces Series 2017-M1 Class A2, 2.41539%, due 10/25/26	1,007,717
1,000,000	FHLMC Multifamily Structured Pass Through Certs. Series KG01 Class A7, 2.875%, due 4/25/26	982,844
997,823	Fanniemae-Aces Series 2016-M4 Class A2, 2.576%, due 3/25/26	975,332
499,089	Fanniemae-Aces Series 2017-M3 Class A2, 2.464%, due 12/25/26	481,395
380,500	FHLMC Multifamily Structured Pass Through Certs. Series KC02 Class A2, 3.37%, due 7/25/25	378,259
TOTAL FOR GOVERNMENT-SPONSORED ENTERPRISE DEBT (Cost $6,110,482) - 12.15%		$ 6,105,422

UNITED STATES TREASURY BONDS - 87.79%

Governments & Agency - 87.47%
8,200,000	Treasury Bill, 0.30%, due 2/04/25 ***	8,199,036
8,000,000	Treasury Bill, 0.40%, due 3/04/25 ***	7,972,590
4,600,000	US Treasury Note/Bill, 2.00%, due 2/15/25	4,599,187
4,600,000	Treasury Bill, 1.40%, due 4/15/25 ***	4,562,035
4,600,000	Treasury Bill, 2.10%, due 6/20/25 ***	4,527,264
2,300,000	Treasury Bill, 0.60%, due 2/18/25 ***	2,295,929
2,300,000	Treasury Bill, 1.10%, due 3/20/25 ***	2,287,853
2,300,000	Treasury Bill, 1.40%, due 4/22/25 ***	2,279,195
2,300,000	US Treasury Note/Bill, 0.25%, due 8/31/25	2,247,441
2,000,000	Treasury Bill, 0.60%, due 3/18/25 ***	1,989,907
1,000,000	Treasury Bill, 0.10%, due 2/06/25 ***	999,646
1,000,000	Treasury Bill, 0.20%, due 2/13/25 ***	998,819
1,000,000	Treasury Bill, 0.50%, due 3/13/25 ***	995,517
		43,954,419

TOTAL FOR UNITED STATES TREASURY BONDS (Cost $43,940,868) - 87.47%		$ 43,954,419

SHORT-TERM INVESTMENT - 0.19%
97,696	Federated Hermes Government Obligations Fund - Institutional Shares 4.30% ** (Cost $97,696)	$ 97,696

TOTAL INVESTMENTS (Cost $50,149,046) - 99.81%		$ 50,157,537

OTHER ASSETS LESS LIABILITIES - 0.19%		96,272

NET ASSETS - 100.00%		$ 50,253,809

** The rate shown represents the yield at January 31, 2025.
*** The rate shown represents the estimated yield at January 31, 2025.

The accompanying notes are an integral part of these financial statements.

SPEND LIFE WISELY FUNDS INVESTMENT TRUST
STATEMENTS OF ASSETS AND LIABILITIES
JANUARY 31, 2025 (UNAUDITED)

Assets:	Small Cap Fund	Micro Cap Fund	Wisdom Short Duration Income Fund	Wisdom Short Term Government Fund
Investments In Securities, At Value (Cost $27,083,853, $9,420,157, $104,451,654,	$ 32,948,130	$ 10,862,472	$ 104,440,579	$ 50,157,537
and $50,149,046, respectively)
Deposit with Broker for Futures Contracts	-	-	329,490	-
Cash	1,000	-	1,000	-
Receivables:
Due From Advisor	-	269	-	11,880
Dividends and Interest	3,638	874	779,416	54,815
Investments Sold	-	-	7,300,000	4,000,000
Unrealized Appreciation on Futures Contracts	-	-	1,231	-
Prepaid Expenses	7,020	3,573	26,766	28,390
Total Assets	32,959,788	10,867,188	112,878,482	54,252,622
Liabilities:
Payables:
Investments Purchased	-	-	7,453,467	3,977,526
Advisory Fees	12,220	-	7,735	-
Administrative Fees	1,372	453	4,204	2,948
Audit Fees	10,804	10,804	1,928	1,928
Operating Services Fees	425	425	589	589
Transfer Agent Fees	3,454	2,751	3,641	4,422
Trustee Fees	313	313	147	147
Other Expenses	7,925	2,183	12,442	11,253
Total Liabilities	36,513	16,929	7,484,153	3,998,813
Net Assets	$ 32,923,275	$ 10,850,259	$ 105,394,329	$ 50,253,809

Net Assets Consist Of:
Paid In Capital	$ 27,702,251	$ 9,910,260	$ 105,400,804	$ 50,245,243
Distributable Earnings (Deficit)	5,221,024	939,999	(6,475)	8,566
Net Assets	$ 32,923,275	$ 10,850,259	$ 105,394,329	$ 50,253,809

Institutional Class:

Net Assets	$ 32,923,275	$ 10,850,259	$ 105,394,329	$ 50,253,809
Shares Outstanding (unlimited number of shares authorized with no par value)	1,736,116	1,445,785	1,053,508	5,024,524
Net Asset Value, Redemption Price And Offering Price Per Share	$ 18.96	$ 7.50	$ 100.04	$ 10.00

The accompanying notes are an integral part of these financial statements.

SPEND LIFE WISELY FUNDS INVESTMENT TRUST
STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED JANUARY 31, 2025 (UNAUDITED)

Investment Income:	Small Cap Fund	Micro Cap Fund	Wisdom Short Duration Income Fund	Wisdom Short Term Government Fund
Dividends	$ 134,304	$ 50,614	$ -	$ -
Interest	-	-	439,132	260,855
Total Investment Income	134,304	50,614	439,132	260,855

Expenses:
Advisory Fees (Note 5)	167,714	53,606	25,223	8,843
Administrative and Operating Servicing Fees (Note 5)	10,901	5,195	4,793	3,537
Audit Fees	9,804	9,804	1,928	1,928
Transfer Agent & Accounting Fees	20,727	16,589	4,817	4,817
Registration Fees	2,496	848	399	399
Custody Fees	4,158	3,157	1,433	1,433
Insurance Fees	4,277	621	189	189
Trustee Fees	938	937	147	147
Printing Fees	453	218	86	86
NASDAQ Fees	430	431	71	71
Shareholder Servicing Fees	8,637	1,437	4,204	2,948
Miscellaneous Fees	2,723	2,209	525	525
Organizational Fees	-	-	526	526
Offering Fees	-	-	3,461	3,672
Legal Fees	35,184	11,645	7,167	7,167
Total Expenses	268,442	106,697	54,969	36,288
Advisory Fees Waived/Expenses Reimbursed (Note 5)	(75,319)	(38,253)	(17,134)	(20,370)
Net Expenses	193,123	68,444	37,835	15,918

Net Investment Income (Loss)	(58,819)	(17,830)	401,297	244,937

Realized And Unrealized Gain (Loss) On Investments:
Realized Gain (Loss) On Investments	654,054	(35,903)	2,876	381
Realized Gain (Loss) On Short Futures Contracts	-	-	-	-
Net Change In Unrealized Appreciation (Depreciation) On Investments	430,623	175,241	(11,075)	8,491
Net Change In Unrealized Appreciation On Short Futures Contracts	-	-	1,231	-
Net Realized And Unrealized Gain (Loss) On Investments	1,084,677	139,338	(6,968)	8,872

Net Increase In Net Assets Resulting From Operations	$ 1,025,858	$ 121,508	$ 394,329	$ 253,809

The accompanying notes are an integral part of these financial statements.

SPEND LIFE WISELY FUNDS INVESTMENT TRUST
RANGER SMALL CAP FUND
STATEMENTS OF CHANGES IN NET ASSETS

	(Unaudited)
	Six Months
	Ended	Year Ended
	January 31, 2025	July 31, 2024
Increase (Decrease) In Net Assets From Operations:
Net Investment Loss	$ (58,819)	$ (113,208)
Net Realized Gain (Loss) On Investments	654,054	(588,421)
Net Change In Unrealized Appreciation On Investments	430,623	3,080,435
Net Increase In Net Assets Resulting From Operations	1,025,858	2,378,806

Distributions Paid To Shareholders	-	(1,946,692)

Capital Share Transactions (Note 7)	(4,300,774)	4,141,779

Total Increase (Decrease) In Net Assets	(3,274,916)	4,573,893

Net Assets:
Beginning Of Period/Year	36,198,191	31,624,298

End Of Period/Year	$ 32,923,275	$ 36,198,191

The accompanying notes are an integral part of these financial statements.

SPEND LIFE WISELY FUNDS INVESTMENT TRUST
RANGER MICRO CAP FUND
STATEMENTS OF CHANGES IN NET ASSETS

	(Unaudited)
	Six Months
	Ended	Year Ended
	January 31, 2025	July 31, 2024
Increase (Decrease) In Net Assets From Operations:
Net Investment Loss	$ (17,830)	$ (33,004)
Net Realized Loss On Investments	(35,903)	(144,463)
Net Change In Unrealized Appreciation On Investments	175,241	568,538
Net Increase In Net Assets Resulting From Operations	121,508	391,071

Distributions Paid To Shareholders	(31,543)	(47,144)

Capital Share Transactions (Note 7)	(11,220)	3,453,810

Total Increase In Net Assets	78,745	3,797,737

Net Assets:
Beginning Of Period/Year	10,771,514	6,973,777

End Of Period/Year	$ 10,850,259	$ 10,771,514

The accompanying notes are an integral part of these financial statements.

SPEND LIFE WISELY FUNDS INVESTMENT TRUST
WISDOM SHORT DURATION INCOME FUND
STATEMENTS OF CHANGES IN NET ASSETS

(Unaudited)
Period Ended*
January 31, 2025
Increase (Decrease) In Net Assets From Operations:
Net Investment Gain	$ 401,297
Net Realized Gain On Investments	2,876
Net Change In Unrealized Depreciation On Investments	(11,075)
Net Change In Unrealized Appreciation On Short Futures Contracts	1,231
Net Increase In Net Assets Resulting From Operations	394,329

Distributions Paid To Shareholders	(400,804)

Capital Share Transactions (Note 7)	105,400,804

Total Increase In Net Assets	105,394,329

Net Assets:
Beginning Of Period	-

End Of Period	$ 105,394,329

* For the period December 19, 2024 (commencement of investment operations) to January 31, 2025.

The accompanying notes are an integral part of these financial statements.

SPEND LIFE WISELY FUNDS INVESTMENT TRUST
WISDOM SHORT TERM GOVERNMENT FUND
STATEMENTS OF CHANGES IN NET ASSETS

(Unaudited)
Period Ended*
January 31, 2025
Increase In Net Assets From Operations:
Net Investment Gain	$ 244,937
Net Realized Gain On Investments	381
Net Change In Unrealized Appreciation On Investments	8,491
Net Increase In Net Assets Resulting From Operations	253,809

Distributions Paid To Shareholders	(245,243)

Capital Share Transactions (Note 7)	50,245,243

Total Increase In Net Assets	50,253,809

Net Assets:
Beginning Of Period	-

End Of Period	$ 50,253,809

* For the period December 19, 2024 (commencement of investment operations) to January 31, 2025.

The accompanying notes are an integral part of these financial statements.

SPEND LIFE WISELY FUNDS INVESTMENT TRUST
RANGER SMALL CAP FUND
INSTITUTIONAL CLASS
FINANCIAL HIGHLIGHTS
SELECTED DATA FOR AN INSTITUTIONAL CLASS SHARE OUTSTANDING THROUGHOUT THE PERIOD/YEAR.

	(Unaudited)
	Six Months
	Ended		Years Ended
	1/31/2025		7/31/2024		7/31/2023		7/31/2022		7/31/2021		7/31/2020

Net Asset Value, At Beginning of Period/Year	$ 18.22		$ 17.97		$ 17.31		$ 24.20		$ 18.33		$ 17.87

Income (Loss) From Investment Operations:
Net Investment Loss *	(0.03)		(0.06)		(0.07)		(0.12)		(0.17)		(0.11)
Net Gain On Securities (Realized And Unrealized)	0.77		1.39		1.30		(4.49)		7.47		1.68
Total From Investment Operations	0.74		1.33		1.23		(4.61)		7.30		1.57

Distributions:
Realized Gains	-		(1.08)		(0.57)		(2.28)		(1.43)		(1.11)
Total From Distributions	-		(1.08)		(0.57)		(2.28)		(1.43)		(1.11)

Net Asset Value, At End Of Period/Year	$ 18.96		$ 18.22		$ 17.97		$ 17.31		$ 24.20		$ 18.33

Total Return **	4.06%	(d)	7.73%		7.80%		(21.29)%		40.81%		9.26%

Ratios/Supplemental Data:
Net Assets At End Of Period/Year (Thousands)	$ 32,923		$ 36,198		$ 31,624		$ 33,104		$ 41,688		$ 25,375
Before Waivers
Ratio Of Expenses To Average Net Assets	1.60%	(a) (c)	1.63%	(a)	1.49%	(a)	1.40%	(a)	1.40%	(a)	1.42%
After Waivers
Ratio Of Expenses To Average Net Assets	1.15%	(b) (c)	1.16%	(b)	1.15%	(b)	1.14%	(b)	1.11%	(b)	1.10%
Ratio Of Net Investment Loss To Average Net Assets	(0.35)%	(c)	(0.35)%		(0.43)%		(0.57)%		(0.80)%		(0.66)%
Portfolio Turnover	22.51%	(d)	35.55%		59.26%		31.38%		42.49%		58.92%

* Per share net investment income (loss) has been determined on the basis of average shares outstanding during the period.
** Assumes reinvestment of dividends.
(a) Expenses before waivers (excluding shareholder servicing fees of 0.05%, 0.06%, 0.06%, 0.04% and 0.01%) was 1.55%, 1.57%, 1.44%, 1.36% and 1.39%, for the six months ended
January 31, 2025 and years ended July 31, 2024, 2023, 2022 and 2021, respectively.
(b) Expenses after waivers (excluding shareholder servicing fees of 0.05%, 0.06%, 0.06%, 0.04% and 0.01%) was 1.10%, 1.10%, 1.10%, 1.10% and 1.10%, for the six months ended
January 31, 2025 and years ended July 31, 2024, 2023, 2022 and 2021, respectively.
(c) Annualized
(d) Not annualized

The accompanying notes are an integral part of these financial statements.

SPEND LIFE WISELY FUNDS INVESTMENT TRUST
RANGER MICRO CAP FUND
INSTITUTIONAL CLASS
FINANCIAL HIGHLIGHTS
SELECTED DATA FOR AN INSTITUTIONAL CLASS SHARE OUTSTANDING THROUGHOUT THE PERIOD/YEAR.

	(Unaudited)
	Six Months
	Ended		Years Ended
	1/31/2025		7/31/2024		7/31/2023		7/31/2022		7/31/2021		7/31/2020

Net Asset Value, At Beginning of Period/Year	$ 7.48		$ 7.40		$ 9.53		$ 19.42		$ 10.97		$ 10.45

Income (Loss) From Investment Operations:
Net Investment Loss *	(0.01)		(0.03)		(0.04)		(0.09)		(0.15)		(0.09)
Net Gain (Loss) On Securities (Realized And Unrealized)	0.05		0.16		0.78		(1.35)		8.60		0.61
Total From Investment Operations	0.04		0.13		0.74		(1.44)		8.45		0.52

Distributions:
Realized Gains	(0.02)		(0.05)		(2.87)		(8.45)		-		-
Total From Distributions	(0.02)		(0.05)		(2.87)		(8.45)		-		-

Net Asset Value, At End Of Period/Year	$ 7.50		$ 7.48		$ 7.40		$ 9.53		$ 19.42		$ 10.97

Total Return **	0.57%	(d)	1.84%		15.93%		(15.84)%		77.03%		4.98%

Ratios/Supplemental Data:
Net Assets At End Of Period/Year (Thousands)	$ 10,850		$ 10,772		$ 6,974		$ 13,628		$ 15,635		$ 17,821
Before Waivers
Ratio Of Expenses To Average Net Assets	1.99%	(a) (c)	2.35%	(a)	2.30%	(a)	1.88%	(a)	1.81%	(a)	1.74%
After Waivers
Ratio Of Expenses To Average Net Assets	1.28%	(b) (c)	1.43%	(b)	1.53%	(b)	1.51%	(b)	1.50%	(b)	1.50%
Ratio Of Net Investment Loss To Average Net Assets	(0.33)%	(c)	(0.48)%		(0.50)%		(0.77)%		(1.01)%		(0.89)%
Portfolio Turnover	22.64%	(d)	36.75%		35.70%		26.88%		56.25%		45.96%

* Per share net investment income (loss) has been determined on the basis of average shares outstanding during the period.
** Assumes reinvestment of dividends.
(a) Expenses before waivers (excluding shareholder servicing fees of 0.03%, 0.03%, 0.03%, 0.01% and less than 0.01%) was 1.96%, 2.32%, 2.27%, 1.87% and 1.80%, for the six months ended January 31, 2025 and years ended July 31, 2024, 2023, 2022 and 2021, respectively.
(b) Expenses after waivers (excluding shareholder servicing fees of 0.03%, 0.03%, 0.03%, 0.01% and less than 0.01%) was 1.25%, 1.40%, 1.50%, 1.50% and 1.50%, for the six months ended January 31, 2025 and years ended July 31, 2024, 2023, 2022 and 2021, respectively.
(c) Annualized
(d) Not annualized

The accompanying notes are an integral part of these financial statements.

SPEND LIFE WISELY FUNDS INVESTMENT TRUST
WISDOM SHORT DURATION INCOME FUND
INSTITUTIONAL CLASS
FINANCIAL HIGHLIGHTS
SELECTED DATA FOR AN INSTITUTIONAL CLASS SHARE OUTSTANDING THROUGHOUT THE PERIOD.

	(Unaudited)
	Period*
	Ended
	1/31/2025

Net Asset Value, At Beginning of Period	$ 100.00

Income (Loss) From Investment Operations:
Net Investment Income **	0.56
Net Loss On Securities (Realized And Unrealized)	(0.09)
Total From Investment Operations	0.47

Distributions:
Net Investment Income	(0.43)
Total From Distributions	(0.43)

Net Asset Value, At End Of Period	$ 100.04

Total Return ***	0.47%	(d)

Ratios/Supplemental Data:
Net Assets At End Of Period (Thousands)	$ 105,394
Before Waivers
Ratio Of Expenses To Average Net Assets	0.63%	(a) (c)
After Waivers
Ratio Of Expenses To Average Net Assets	0.44%	(b) (c)
Ratio Of Net Investment Income To Average Net Assets	4.62%	(c)
Portfolio Turnover	8.74%	(d)

* For the period December 19, 2024 (commencement of investment operations) to January 31, 2025.
** Per share net investment income (loss) has been determined on the basis of average shares outstanding during the period.
*** Assumes reinvestment of dividends.
(a) Expenses before waivers (excluding shareholder servicing fees of 0.04%) was 0.59%, for the period December 19, 2024 (commencement of investment operations) to January 31, 2025.
(b) Expenses after waivers (excluding shareholder servicing fees of 0.04%) was 0.40%, for the period December 19, 2024 (commencement of investment operations) to January 31, 2025.
(c) Annualized
(d) Not annualized

The accompanying notes are an integral part of these financial statements.

SPEND LIFE WISELY FUNDS INVESTMENT TRUST
WISDOM SHORT TERM GOVERNMENT FUND
INSTITUTIONAL CLASS
FINANCIAL HIGHLIGHTS
SELECTED DATA FOR AN INSTITUTIONAL CLASS SHARE OUTSTANDING THROUGHOUT THE PERIOD.

	(Unaudited)
	Period *
	Ended
	1/31/2025

Net Asset Value, At Beginning of Period	$ 10.00

Income (Loss) From Investment Operations:
Net Investment Income **	0.05
Net Gain On Securities (Realized And Unrealized)	-
Total From Investment Operations	0.05

Distributions:
Net Investment Income	(0.05)
Total From Distributions	(0.05)

Net Asset Value, At End Of Period	$ 10.00

Total Return ***	0.49%	(d)

Ratios/Supplemental Data:
Net Assets At End Of Period (Thousands)	$ 50,254
Before Waivers
Ratio Of Expenses To Average Net Assets	0.60%	(a) (c)
After Waivers
Ratio Of Expenses To Average Net Assets	0.26%	(b) (c)
Ratio Of Net Investment Income To Average Net Assets	4.06%	(c)
Portfolio Turnover	0.11%	(d)

* For the period December 19, 2024 (commencement of investment operations) to January 31, 2025.
** Per share net investment income (loss) has been determined on the basis of average shares outstanding during the period.
*** Assumes reinvestment of dividends.
(a) Expenses before waivers (excluding shareholder servicing fees of 0.04%) was 0.56%, for the period December 19, 2024 (commencement of investment operations) to January 31, 2025.
(b) Expenses after waivers (excluding shareholder servicing fees of 0.04%) was 0.22%, for the period December 19, 2024 (commencement of investment operations) to January 31, 2025.
(c) Annualized
(d) Not annualized

The accompanying notes are an integral part of these financial statements.

Spend Life Wisely Funds Investment Trust

Notes to Financial Statements

January 31, 2025 (Unaudited)

Note 1. Organization

Spend Life Wisely Funds Investment Trust (the “Trust”), (formerly Ranger Funds Investment Trust), is an open-end investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The affairs of the Trust are managed by the Trust’s Board of Trustees (the “Board” or “Trustees”). The Trust was organized on June 21, 2011, as a Delaware Statutory Trust. The name of the Trust, Ranger Funds Investment Trust, was replaced by Spend Life Wisely Investment Trust as of October 16, 2024. The Trust currently offers shares of beneficial interest (“shares”) of four series: Ranger Small Cap Fund, Ranger Micro Cap Fund, Wisdom Short Duration Income Fund, and Wisdom Short Term Government Fund (each a “Fund” and collectively the “Funds”). Ranger Small Cap Fund (“Small Cap Fund”) is a diversified portfolio with an investment objective to seek long-term capital appreciation. Ranger Micro Cap Fund (“Micro Cap Fund”) is a diversified portfolio with an investment objective to seek long-term capital appreciation. Wisdom Short Duration Income Fund (“Short Duration Fund”) is a diversified portfolio with an investment objective to seek to preserve capital and provide liquidity while generating an optimal level of risk managed income. Wisdom Short Term Government Fund (the “Government Fund”) is a diversified portfolio with an investment objective to seek to provide current income consistent with liquidity and the preservation of capital. The Short Duration Fund and the Government Fund commenced investment operations on December 19, 2024. Each Fund has Institutional Class Shares and Investor Class Shares; however, the Funds do not currently offer their Investor Class shares for sale. The Declaration of Trust permits the Board to create additional funds and share classes.

Ranger Investment Management, L.P. (“Ranger Investment”) serves as investment adviser to the Small Cap and Micro Cap Funds. Ranger Investment is referred to as the “Ranger Adviser.” Wisdom Fixed Income Management, LLC (“Wisdom Management”) serves as investment adviser to the Short Duration and Government Funds. Wisdom Management is referred to as the “Wisdom Adviser.”

Note 2. Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies,” including Accounting Standards Updated 2013-08.

Trust expenses for the Funds are allocated based on their relative net assets within the Trust or allocated based on the number of Funds within the Trust.

Security Valuations: All investments in securities are recorded at their estimated fair value, as described in Note 4.

Federal Income Taxes: The Funds make no provision for federal income or excise tax. The Funds intend to qualify each year as “regulated investment companies” (“RICs”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of their taxable income. The Funds also intend to distribute sufficient net investment income and net capital gains, if any, so that they will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Funds could incur a tax expense. Therefore, no federal income tax or excise provision is required.

The Funds recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed the Funds’ tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2021-2023) or expected to be taken in the Funds’ 2024 tax returns. The Funds identify their major tax jurisdiction as U.S. Federal, however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the period and/or six months ended January 31, 2025, the Funds did not incur any interest or penalties.

Distributions to Shareholders: Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. For financial reporting purposes the treatment of distributions made to shareholders during the year from net investment income, net realized capital, or return of capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gains for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset value per share of the Funds.

Use of Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Investment transactions and related investment income: The Funds record security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statement and income tax purposes. Dividend income is recognized on the ex-dividend date. Interest income is recognized on an accrual basis. Discounts and premiums on securities purchased are amortized over the lives of the respective securities using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. Distributions received from certain investments held by the Funds may be comprised of dividends, realized gains and returns of capital. The amounts may subsequently be reclassified upon receipt of information from the issuer.

Share Valuation: The net asset value per share of each class of shares for the Funds are calculated daily by dividing the total value of each Fund’s assets attributable to that class, less liabilities attributable to that class, by the number of shares of that class outstanding. The offering price and redemption price per share of each class of the Funds is equal to the net asset value per share.

Share Class Accounting: Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to each respective share class of the respective Fund on the basis of the daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

Each class of shares has proportionate rights as to assets of the respective Funds, and the classes are identical except for ongoing distribution fees. Investor Class shares are subject to distribution fees, whereas Institutional Class shares are not. All classes have equal voting privileges, except where otherwise required by law or when the Trustees determine that the matter to be voted on affects only the interests of the shareholders of a particular class.

Guarantees and Indemnifications: In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown and would involve future claims against the Funds that have not yet occurred. Based on experience, the Funds would expect the risk of loss to be remote.

Note 3. Risks

An investment in the Funds is subject to a variety of risk, including the possible loss of investment capital. Additional risks associated with the Funds include, but are not limited to:

Micro and Small Capitalization Risk: Micro or small capitalization companies may be more at risk than large capitalization companies because, among other things, they may have limited product lines, operating history, market or financial resources, or because they may depend on a limited management group. The prices of securities of micro and small capitalization companies generally are more volatile than those of large capitalization companies and are more likely to be adversely affected by changes in earnings results and investor expectations or poor economic or market conditions than large capitalization companies. Securities of small capitalization companies may underperform large capitalization companies, may be harder to sell at times and at prices the portfolio managers believe appropriate, and may offer greater potential for losses.

Equity Market Risk: Equity markets can be volatile and the prices of common stocks can fluctuate significantly. In addition, the Small Cap Fund portfolio and Micro Cap Fund portfolio invests in small capitalization companies and micro capitalization companies, respectively, which may be subject to more abrupt or erratic market movements than those of larger, more established companies.

Liquidity Risk: Some small cap and micro cap securities may have few market-makers and low trading volume, which can increase transaction costs and may make it difficult or impossible for the Funds to dispose of a security position at all or at a price which represents current or fair market value.

Derivatives Risk: The Short Duration Fund may use futures and swaps to or hedge against interest rate risk and foreign currency risk. The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships. Trading derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities.

Futures Risk: The Short Duration Fund’s use of futures involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) leverage risk (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the futures contract may not correlate perfectly with the underlying asset. Investments in futures involve leverage, which means a small percentage of assets invested in futures can have a disproportionately large impact on the Short Duration Fund. This risk could cause the Short Duration Fund to lose more than the principal amount invested. Futures contracts may become mispriced or improperly valued when compared to the adviser’s expectation and may not produce the desired investment results. Additionally, changes in the value of futures contracts may not track or correlate perfectly with the underlying index because of temporary, or even long-term, supply and demand imbalances and because futures do not pay dividends unlike the stocks upon which they are based.

Asset-Backed Securities Risk: Asset-backed securities are subject to credit risk because underlying loan borrowers may default. Additionally, these securities are subject to prepayment risk because the underlying loans held by the issuers may be paid off prior to maturity. The value of these securities may go down as a result of changes in prepayment rates on the underlying mortgages or loans. During periods of declining interest rates, prepayment rates usually increase, and the Short Duration and Government Fund may have to reinvest prepayment proceeds at a lower interest rate.

Mortgage-Backed Securities Risk: Mortgage-backed securities are classified generally as either commercial mortgage-backed securities or residential mortgage-backed securities, each of which is subject to certain specific risks. Mortgage-backed securities tend to be more sensitive to changes in interest rates than other types of debt securities. These risks may reduce the Short Duration and Government Funds’ returns. In addition, investments in mortgage-backed securities may be subject to a higher degree of credit risk, valuation risk, and liquidity risk than various other types of fixed-income securities.

Government Securities Risk: The Government Fund invests in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities. These securities may be backed by the credit of the government as a whole or only by the issuing agency. No assurance can be given that the U.S. government would provide financial support to its agencies and instrumentalities if not required to do so by law. Neither the U.S. government nor its agencies guarantee the market value of their securities, and interest rate changes, prepayments and other factors may affect the value of government securities.

A number of other risks are associated with an investment in the Funds, including: issuer specific risks, liquidity risks, and risks associated with the Adviser’s judgment. Greater detail on each of the above stated risks may be found in the Funds’ prospectuses.

Note 4. Security Valuations

In computing net asset value, portfolio securities of the Funds are generally valued at their current market values determined on the basis of readily available market quotations, when available. If market quotations are not readily available, securities are valued at fair value as determined in good faith by the Adviser, in its capacity as the Board’s valuation designee, pursuant to Rule 2a-5 under the 1940 Act. As a general matter, fair value represents the amount that a Fund could reasonably expect to receive if such Fund’s investment in the security were sold at the time of valuation. The Adviser may utilize third parties to assist the Adviser in its capacity as valuation designee available at the time the valuation is made and that the Adviser believes to be reliable. The Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements: A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (common stock including ADRs) - Equity securities are valued by using market quotations furnished by a pricing service when the valuation designee believes such prices accurately reflect the fair value of such securities. Securities that are traded on any stock exchange are valued by the pricing service at the last quoted sale price. Securities traded in the NASDAQ over-the-counter market are valued by the pricing service at the NASDAQ Official Closing Price. Generally, if the security is traded in an active market and is valued at the last sale price, the security is categorized as a Level 1 security. When the security position is not considered to be part of an active market or when the security is valued at the bid price, the position is generally categorized as a Level 2 security. When market quotations are not readily available, when the valuation designee determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when illiquid securities are being valued, such securities are valued at fair value as determined by the valuation designee in good faith, in accordance with guidelines adopted by and subject to review of the Board and are categorized as Level 3.

Fixed income securities (corporate bonds and mortgage-backed securities) - The fair value of fixed income securities is estimated using various techniques, which may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (when observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. Although most fixed income securities are categorized in level 2 of the fair value hierarchy, in instances when lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in level 3.

U.S. government agencies & obligations - U.S. government agencies & obligations are normally valued using a model that incorporates market observable data, such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations. U.S. government obligations are categorized in level 1 or level 2 of the fair value hierarchy, depending on the inputs used and market activity levels for specific securities.

Derivative instruments (future contracts). Certain Funds may enter into financial futures contracts, to the extent permitted by their investment policies and objectives. Upon entering into a financial futures contract, a Fund is required to deposit cash or securities as initial margin. Listed derivative instruments that are actively traded, including futures contracts, are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy.

Additional securities are also segregated as collateral up to the current market value of the financial futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund, depending on the fluctuation in the value of the underlying financial instruments. The Fund recognizes an unrealized gain or loss equal to the variation margin. When the financial futures contracts are closed, a realized gain or loss is recognized equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts. The risks associated with entering into financial futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. In addition, investing in financial futures contracts involves the risk that the Fund could lose more than the original margin deposit and subsequent payments required for a futures transaction. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

Money market funds are generally priced at the ending net asset value (“NAV”) provided by the service agent of the Funds. These securities will be classified as Level 1 of the value hierarchy.

The following table presents information about the Small Cap Fund’s investments measured at fair value as of January 31, 2025:

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$31,393,418	$ -	$ -	$31,393,418
Short-Term Investment	1,554,712	-	-	1,554,712
Total	$32,948,130	$ -	$ -	$32,948,130

The following table presents information about the Micro Cap Fund’s investments measured at fair value as of January 31, 2025:

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$10,627,775	$ -	$ -	$10,627,775
Short-Term Investment	234,697	-	-	234,697
Total	$10,862,472	$ -	$ -	$10,862,472

The following table presents information about the Short Duration Fund’s investments measured at fair value as of January 31, 2025:

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds	$ -	$86,421,625	$ -	$86,421,625
Government-Sponsored Enterprise Debt	-	7,514,450	-	7,514,450
Mortgage-Backed Securities	-	10,038,133	-	10,038,133
Short-Term Investment	466,371	-	-	466,371
Total	$466,371	$103,974,208	$ -	$104,440,579

Liabilities	Level 1	Level 2	Level 3	Total
Short Futures Contracts (a)	$1,231	$ -	$ -	$1,231
Total	$1,231	$ -	$ -	$1,231

(a) Includes cumulative appreciation (depreciation).

The following table presents information about the Government Fund’s investments measured at fair value as of January 31, 2025:

Assets	Level 1	Level 2	Level 3	Total
Government-Sponsored Enterprise Debt	$ -	$ 6,105,422	$ -	$ 6,105,422
United States Treasury Bills	-	43,954,419		43,954,419
Short-Term Investment	97,696	-	-	97,696
Total	$97,696	$50,059,841	$ -	$50,157,537

The Funds did not hold any Level 3 assets as of January 31, 2025. Therefore, a reconciliation of assets in which significant unobservable inputs were used in determining fair value is not applicable. For more detail on the investments, please refer to the Schedules of Investments. The Funds also did not have transfers into or out of Level 1, Level 2 or Level 3 during the period and/or six months ended January 31, 2025.

Note 4. Derivative Transactions

Short Duration Fund

The fair value of derivative instruments as reported within the Statement of Assets and Liabilities for the Fund as of January 31, 2025 was as follows:

Liabilities	Interest Rate Contracts
Unrealized Appreciation on Futures Contracts	$ 1,231
Total	$ 1,231

The effect of derivative instruments on the Statements of Operations for the period ended January 31, 2025, and related activity was as follows:

Type of Derivative	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Total
Interest Rate Contracts	$ -	$ 1,231	$ 1,231
	$ -	$ 1,231	$ 1,231

The Fund considers the average quarter-end notional amounts during the period, categorized by primary underlying risk, to be representative of its derivative activities during the period ended January 31, 2025.

Average Notional Amount	Interest Rate Contracts
Short Futures Contracts	$(12,289,951)

Note 5. Investment Advisory Fee and Other Transactions with Affiliates

Pursuant to the Management Agreement between the Ranger Adviser and the Trust (the “Ranger Management Agreement”), Ranger Investment is entitled to investment advisory fees, computed daily and payable monthly, of 1.00% per annum of the average daily net assets of Small Cap Fund and 1.25% per annum of the average daily net assets of Micro Cap Fund. Effective April 1, 2024, the Micro Cap Fund reduced its investment advisory fees to 1.00% per annum of the average daily net assets. For the six months ended January 31, 2025, the Ranger Adviser earned $167,714 from the Small Cap Fund. For the six months ended January 31, 2025 the Ranger Adviser earned $53,606 from the Micro Cap Fund. For the six months ended January 31, 2025, the Ranger Adviser waived $75,319 and $38,253 in fees from the Small Cap Fund and Micro Cap Fund, respectively. At January 31, 2025, the Ranger Adviser was owed $12,220 from the Small Cap Fund. At January 31, 2025, the Ranger Adviser owed $269 to the Micro Cap Fund.

Pursuant to the Management Agreement between the Wisdom Adviser and the Trust (the “Wisdom Management Agreement”), Wisdom Management is entitled to investment advisory fees, computed daily and payable monthly, of 0.30% per annum of the average daily net assets of Short Duration Fund and 0.15% per annum of the average daily net assets of Government Fund. For the period December 19, 2024 (commencement of investment operations) through January 31, 2025, the Wisdom Adviser earned $25,223 from the Short Duration Fund. For the period December 19, 2024 (commencement of investment operations) through January 31, 2025, the Wisdom Adviser earned $8,843 from the Government Fund. For the period ended January 31, 2025, the Wisdom Adviser waived $17,134 in fees from the Short Duration Fund. For the period ended January 31, 2025, the Wisdom Adviser waived $8,843 in advisory fees and reimbursed the Government Fund $11,527. At January 31, 2025, the Wisdom Adviser was owed $7,735 from the Short Duration Fund. At January 31, 2025, the Wisdom Adviser owed $11,880 to the Government Fund.

Ranger Investment has entered into an Expense Limitation Agreement with the Trust (the “Ranger Expense Limitation Agreement”), whereby the Ranger Adviser has agreed to reduce its fees and reimburse expenses so that the net annual operating expenses (exclusive of any Rule 12b-1 distribution or shareholder service fees, front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expenses on securities sold short) taxes, or extraordinary expenses such as litigation) of Small Cap Fund and Micro Cap Fund will not exceed 1.10% and 1.25%, respectively, of average daily net assets until November 30, 2025.

Wisdom Management has entered into an Expense Limitation Agreement with the Trust (the “Wisdom Expense Limitation Agreement”), whereby the Wisdom Adviser has agreed to reduce its fees and reimburse expenses so that the net annual operating expenses (exclusive of any Rule 12b-1 distribution or shareholder service fees, front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expenses on securities sold short) taxes, or extraordinary expenses such as litigation) of Short Duration Fund and Government Fund will not exceed 0.40% and 0.22%, respectively, of average daily net assets until December 31, 2025.

The Advisers may recoup any waived or reimbursed amount from each respective Fund pursuant to each expense limitation agreement if such reimbursement does not cause the respective Fund to exceed existing expense Fund limitations at the time of the original waiver/reimbursement and the reimbursement is made within three years after the respective adviser incurred the expenses. As of July 31, 2024, Ranger Investment is entitled to recapture $370,114 in expenses pursuant to the Ranger Expense Limitation Agreement from the Small Cap Fund and $168,652 in expenses pursuant to the Expense Limitation Agreement from the Micro Cap Fund.

Fiscal Year Ended	Recoverable Through	Small Cap Fund	Micro Cap Fund
July 31, 2022	July 31, 2025	$ 98,094	$ 52,962
July 31, 2023	July 31, 2026	119,206	52,870
July 31, 2024	July 31, 2027	152,814	62,820
		$ 370,114	$ 168,652

Pursuant to the Management Services Agreement between Ranger Asset Management Company, LLC and the Trust, Ranger Asset Management Company, LLC is entitled to administrative fees, computed daily and payable monthly, of 0.05% per annum of the average daily net assets of Small Cap Fund, Micro Cap Fund, Short Duration Fund, and Government Fund. Ranger Asset Management Company, LLC is also entitled to operation service fees of $5,000 annually per Fund. For the six months ended January 31, 2025, Ranger Asset Management Company, LLC earned fees of $10,901 for the Small Cap Fund and $5,195 for the Micro Cap Fund. For the period December 19, 2024 (commencement of investment operations) through January 31, 2025, Ranger Asset Management Company, LLC earned fees of $4,793 for the Short Duration Fund and $3,537 for the Government Fund.

Each Trustee who is not affiliated with the Trust and/or the Adviser will receive an annual fee of $2,500, as well as reimbursement for any reasonable expenses incurred attending the meetings. The “interested person” who serves as Trustee of the Trust receives no compensation for his services as a Trustee. None of the executive officers receive compensation from the Trust.

Note 6. Agreements

Transfer Agent Agreement and Accounting Services Agreement: Mutual Shareholder Services, LLC (“MSS”) serves as Transfer Agent to each Fund, pursuant to a Transfer Agent Agreement with the Trust. Under the Transfer Agent Agreement, MSS provides all of the customary services of a transfer agent and dividend disbursing agent.

In addition, MSS provides accounting services to the Funds pursuant to an Accounting Services Agreement with the Trust. As such, MSS provides all necessary administration, bookkeeping and pricing services to each Fund.

12b-1 Plan and Distribution Agreement: The Trust, on behalf of the Small Cap Fund and Micro Cap Fund, has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the “Plan”). The Plan permits Investor Class shares of each Fund to pay for certain distribution and promotion expenses related to marketing shares of the Fund. The amount payable annually by the Small Cap Fund’s and Micro Cap Fund’s Investor Class is 0.25% of its respective average daily net assets. Institutional Class shares of the Small Cap Fund and Micro Cap Fund are not subject to a 12b-1 fee and do not have a Rule 12b-1 plan. Under the Plan, the Trust may engage in any activities related to the distribution of Fund shares.

Arbor Court Capital, LLC (the "Distributor") serves as the principal underwriter and national distributor for the shares of the Trust pursuant to a distribution agreement with the Trust (the "Distribution Agreement"). The Trust and the Adviser are not affiliated with the Distributor.

Shareholder Servicing Fees: In March 2021, The Board, on behalf of the Funds, has approved that each Fund could annually pay up to 0.15% of the Fund assets for shareholder servicing expenses.

Note 7. Segment Reporting

Each Fund included herein is deemed to be an individual reporting segment and is not part of a consolidated reporting entity. The objective and strategy of each Fund is used by the investment manager to make investment decisions, and the results of the operations, as shown in the statements of operations and the financial highlights for each Fund is the information utilized for the day-to-day management of the Funds. Each Fund is party to the expense agreements as disclosed in the notes to the financial statements and resources are not allocated to a Fund based on performance measurements. Due to the significance of oversight and their role, the Adviser is deemed to be the Chief Operating Decision Maker.

Note 8. Capital Share Transactions

At January 31, 2025, there were unlimited shares authorized at no par value for the Trust (which includes the Small Cap Fund, Micro Cap Fund, Short Duration Fund and Government Fund). The following table summarizes transactions in capital for each respective period or year:

Small Cap Fund – Institutional Class	Six Months Ended January 31, 2025		Year Ended July 31, 2024
	Shares	Amount	Shares	Amount
Shares Sold	75,457	$ 1,412,189	330,511	$ 5,722,581
Shares Reinvested	-	-	75,801	1,315,901
Shares Redeemed	(326,381)	(5,712,963)	(179,203)	(2,896,703)
Net Increase (Decrease)	(250,924)	$(4,300,774)	227,109	$ 4,141,779

Micro Cap Fund – Institutional Class	Six Months Ended January 31, 2025		Year Ended July 31, 2024
	Shares	Amount	Shares	Amount
Shares Sold	100,619	$ 714,177	532,125	$ 3,662,401
Shares Reinvested	4,321	31,543	7,111	47,144
Shares Redeemed	(100,123)	(756,940)	(40,877)	(255,735)
Net Increase (Decrease)	4,817	$ (11,220)	498,359	$ 3,453,810

Short Duration Fund – Institutional Class	December 19, 2024 (commencement of investment operations) through January 31, 2025
	Shares	Amount
Shares Sold	1,049,501	$ 105,000,000
Shares Reinvested	4,007	400,804
Shares Redeemed	-	-
Net Increase	1,053,508	$ 105,400,804

Government Fund – Institutional Class	December 19, 2024 (commencement of investment operations) through January 31, 2025
	Shares	Amount
Shares Sold	5,000,000	$ 50,000,000
Shares Reinvested	24,524	245,243
Shares Redeemed	-	-
Net Increase	5,024,524	$ 50,245,243

The Small Cap Fund, Micro Cap Fund, Short Duration Fund, and Government Fund have not issued Investor Class shares.

Note 9. Investments

Small Cap Fund

For the six months ended January 31, 2025, the cost of purchases and the proceeds from sales, other than U.S. Government securities and short-term securities, aggregated $7,257,105 and $11,711,361, respectively.

Micro Cap Fund

For the six months ended January 31, 2025, the cost of purchases and the proceeds from sales, other than U.S. Government securities and short-term securities, aggregated $2,649,249 and $2,335,233, respectively.

Short Duration Fund

For the period December 19, 2024 (commencement of investment operations) through January 31, 2025, the cost of purchases and the proceeds from sales, other than U.S. Government securities, futures, and short-term securities, aggregated $98,508,161 and $4,999,380, respectively. For the period December 19, 2024 (commencement of investment operations) through January 31, 2025, the cost of purchases and the proceeds from sales of U.S. Government securities aggregated $999,882 and $1,000,000, respectively.

Government Fund

For the period December 19, 2024 (commencement of investment operations) through January 31, 2025, the cost of purchases and the proceeds from sales, other than U.S. Government securities and short-term securities, aggregated $3,450,499 and $3,034, respectively. For the period December 19, 2024 (commencement of investment operations) through January 31, 2025, the cost of purchases and the proceeds from sales of U.S. Government securities aggregated $65,764,956 and $23,000,000, respectively.

Note 10. Federal Income Taxes

Small Cap Fund

During the six months ended January 31, 2025, no distributions were paid.

During the year ended July 31, 2024, a long-term capital gain distribution of $ 1.084743 per share was paid on December 27, 2023, for shareholders on record as of December 26, 2023, for a total distribution of $1,946,692.

The tax character of distributions paid during the year ended July 31, 2024, was as follows:

Capital Gain $ 1,946,692

As of July 31, 2024, for federal tax purposes the total investment aggregate cost is $31,219,844, the gross unrealized appreciation is $8,079,606 and the gross unrealized depreciation is $3,054,658 resulting in net unrealized appreciation of $5,024,948. The difference between book basis and tax basis unrealized appreciation/ (depreciation) from investments is primarily attributable to the tax deferral of losses on wash sales. As of July 31, 2024, for tax purposes the Small Cap Fund’s other accumulated capital losses is $611,974. Additionally, the Small Cap Fund has elected to defer late year ordinary losses of $79,419. These losses are deemed to arise on the first day of the following fiscal year. Small Cap Fund adjusts certain components of capital to reflect permanent differences between financial statement amounts and net income and realized gains/losses determined in accordance with income tax rules. Accordingly, during the year ended July 31, 2024, amounts have been reclassified to reflect a decrease in paid in capital of $138,391, and a corresponding increase in distributable earnings of $138,391, which primarily resulted from net operating losses. The total distributable earnings for the Small Cap Fund are $4,333,556. As of July 31, 2024, the Small Cap Fund has capital loss carryforwards available to offset future capital gains, if any, subject to the limitations imposed by the Internal Revenue Code. These consist of short-term capital loss carryforwards of $422,161 and long-term capital loss carryforwards of $189,813.

Micro Cap Fund

During the six months ended January 31, 2025, a short-term capital gain distribution of $0.021901 per share was paid on December 27, 2024, for shareholders on record as of December 26, 2024, for a total distribution of $31,543.

The tax character of distributions paid during the year ended January 31, 2025, was as follows:

Ordinary Income $ 31,543

During the year ended July 31, 2024, a long-term capital gain distribution of $0.049498 per share was paid on December 27, 2023, for shareholders on record as of December 26, 2023, for a total distribution of $47,144.

The tax character of distributions paid during the year ended July 31, 2024, was as follows:

Ordinary Income $ 14,733

Capital Gain $ 32,411

As of July 31, 2024, for federal tax purposes the total investment aggregate cost is $9,697,244, the gross unrealized appreciation is $2,062,747 and the gross unrealized depreciation is $969,824 resulting in net unrealized appreciation of $1,092,923. The difference between book basis and tax basis unrealized appreciation/ (depreciation) from investments is primarily attributable to the tax deferral of losses on wash sales. As of July 31, 2024, for tax purposes the Micro Cap Fund’s undistributed ordinary income is $31,543 and its other temporary losses is $2,596. Additionally, the Micro Cap Fund has elected to defer post-October capital losses of $249,934 and late year ordinary losses of $21,903. These losses are deemed to arise on the first day of the following fiscal year. The total distributable earnings for the Micro Cap Fund are $850,034.

Short Duration Fund

During the period ended January 31, 2025, an ordinary income distribution of $0.107292 per share was paid on December 31, 2024, for shareholders on record as of December 30, 2024, for a total distribution of $59,011 and an ordinary income distribution of $0.325489 per share was paid on January 31, 2025, for shareholders on record as of January 30, 2025, for a total distribution of $341,793.

The tax character of distributions paid during the period ended January 31, 2025, was as follows:

Ordinary Income $ 400,804

Government Fund

During the period ended January 31, 2025, an ordinary income distribution of $0.011297 per share was paid on December 31, 2024, for shareholders on record as of December 30, 2024, for a total distribution of $56,484 and an ordinary income distribution of $0.037709 per share was paid on January 31, 2025, for shareholders on record as of January 30, 2025, for a total distribution of $188,759.

The tax character of distributions paid during the period ended January 31, 2025, was as follows:

Ordinary Income $ 245,243

Note 11. Control Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of January 31, 2025, Charles Schwab & Co., Inc. held in omnibus accounts for the benefit of others, approximately 59.51% of the voting securities of the Small Cap Fund and may be deemed to control the Small Cap Fund. As of January 31, 2025, Charles Schwab & Co., Inc. held in omnibus accounts for the benefit of others, approximately 45.16% of the voting securities of the Micro Cap Fund and may be deemed to control the Micro Cap Fund. As of January 31, 2025, R. E. Smith Sub S Trust held approximately 32.86% of the voting securities of the Small Cap Fund and may be deemed to control the Small Cap Fund. As of January 31, 2025, First United Bank & Trust held approximately 100.00% of the voting securities of the Short Duration Fund and may be deemed to control the Short Duration Fund. As of January 31, 2025, First United Bank & Trust held approximately 100.00% of the voting securities of the Government Fund and may be deemed to control the Government Fund. However, the above ownership does not constitute control with respect to the Securities and Exchange Commission’s (“SEC's”) auditor independence rules as they are not beneficial owners with significant influence over the Funds.

Note 12. Market Risk

The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Funds may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate change and climate-related events, pandemics, epidemics, terrorism, international conflicts, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects. Any such event(s) could have a significant adverse impact on the value and risk profile of the Funds. Changes in market conditions and interest rates can have the same impact on all types of securities and instruments. In times of severe market disruptions, you could lose your entire investment.

Note 13. Subsequent Events

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has noted no such events required adjustment or disclosure.

Spend Life Wisely Funds Investment Trust

Additional Information

January 31, 2025 (Unaudited)

Information Regarding Proxy Voting

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how the Funds voted proxies during the most recent 12-month period ended June 30, are available without charge upon request by (1) calling the Funds at (866) 458-4744 (2) from Fund documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov and (3) from the Funds’ website at www.rangerfunds.com.

Ranger Funds Investment Trust’s Management Agreement with Ranger Investment Management, LP (Small Cap and Micro Cap)

The Board focused its attention on the management agreement and 15(c) questionnaire materials supplied by Ranger Investment Management, LP (“Ranger Investment”) regarding its management agreement with the Trust on behalf of Small Cap and Micro Cap.

Nature, Extent and Quality of Services. The Board contemplated the depth, collective experience and capabilities of the personnel employed by Ranger Investment, including investment professionals, comprising portfolio managers, analysts and traders, as well as various operations and compliance professionals to support the Funds. The Board noted its long-standing relationship and experience in working with Ranger Investment’s personnel, stating that management had always been responsive to the Board and its requests for information. The Board conveyed satisfaction with Ranger Investment’s research, management and security selection processes, observing a continued collaborative approach to decision making and a bottom-up, fundamental research driven security selection process. The Board recognized Ranger Investment’s approach to decision making, risk management and stock selection over the life of the Funds observing the various factors involved in security selection and research. The Board contemplated Ranger Investment’s operations and compliance teams, risk management and monitoring methods, acknowledging that investment limits and restrictions are monitored daily and that Ranger Investment’s CCO works with the investment team to ensure the Funds remain in compliance. The Board considered Ranger Investment’s broker-dealer selection, noting that it utilized best execution practices to evaluate execution and service quality and operational proficiency. The Board observed that Ranger Investment affirmed that it was not involved in any litigation since the last approval of its management agreement with the Funds. The Board noted that the adviser was notified of a limited scope SEC examination in April 2024, and that the examination concluded in August 2024, which resulted in no findings, no comments, and no further action required by the adviser. The Trustees noted various documents that Ranger Investment had supplied in its response, including ADV Parts 1 and 2, the proxy voting policy and compliance policies and procedures. The Board determined that Ranger Investment continued to provide effective and quality services to each Fund and the shareholders.

Performance.

Small Cap. The Trustees evaluated Small Cap’s performance over various periods through July 31, 2024. The Trustees observed that Small Cap had underperformed its Morningstar category (Small Growth) for the 1-year, 3-year, 5-year and 10-year periods. The Trustees acknowledged that Small Cap had outperformed the Russell 2000 Growth Index for the 10-year period and performed in line with the since inception period but underperformed the index over the 1-year, 3-year, and 5-year periods ending July 31, 2024. The Trustees observed that Small Cap had underperformed its peer group average over all periods presented through July 31, 2024. The Trustees contemplated Ranger Investment’s explanation for Small Cap’s underperformance relative to the Morningstar Category, Russell 2000 Index and peer group average, discussed performance contributors and detractors and reviewed the composition of the peer group funds relative to Small Cap. The Trustees reflected on Ranger Investment’s commitment and approach to fundamental, bottom-up investing and Small Cap’s current positioning. The Trustees concluded that Small Cap’s performance was not unreasonable.

Micro Cap. The Trustees evaluated Micro Cap’s performance over various periods through July 31, 2024. The Trustees noted that Micro Cap had underperformed its Morningstar category (Small Growth) for the 1-year and 3-year periods and outperformed the category for the 5-year period through July 31, 2024. The Trustees further noted that Micro Cap had outperformed the Russell Microcap Growth Index for the 3-year, 5-year, and since inception periods, but underperformed the index for the 1-year period ending July 31, 2024. The Trustees observed that Micro Cap had underperformed its peer group average over the 1-year, 5-year, and since inception periods but outperformed its peer group over the 3-year period through July 31, 2024. The Trustees contemplated Ranger Investment’s explanation about the factors that impacted Micro Cap’s performance, noting that Ranger Investment’s focus on fundamental factors continued to benefit Micro Cap over the longer term, however, recent performance was largely due to outperformance of certain companies that Micro Cap did not own because they did not meet Ranger Investment’s screening requirements. The Trustees discussed Micro Cap’s recent underperformance and the strength of its longer term relative performance and concluded that Micro Cap’s performance was not unreasonable.

Fees and Expenses

Small Cap. The Trustees acknowledged that Ranger Investment’s advisory fee for Small Cap was 1.00% before waiver and 0.52% after waiver, further noting that Ranger Investment contractually agreed to limit the Fund’s total operating expenses to 1.10% through November 30, 2025. The Trustees contrasted Small Cap’s advisory fee to that of its peer group and Morningstar category and observed that the Small Cap advisory fee (before waivers) was higher than the peer group average of 0.83% and the Morningstar category average of 0.76%, and that Small Cap’s advisory fee was within the range of the Morningstar category while higher than the peer group. The Trustees considered that Small Cap’s net expense ratio of 1.15% was higher than the average expense ratio of the peer group and the Morningstar category of 0.98% and 1.07%, respectively. The Board further noted that Small Cap’s advisory fee was higher than the average fee that Ranger Investment charged to its separately managed accounts (“SMAs”) with similar strategies. However, the Board acknowledged that the SMAs required fewer services than the mutual funds. The Trustees appraised the composition of the funds included in Small Cap’s peer group, observing that each peer group fund had significantly higher AUM relative to Small Cap, which was likely a contributing factor to Small Cap’s higher expense ratio. After a discussion, the Trustees determined that Small Cap’s advisory fee and expenses were not unreasonable.

Micro Cap. The Trustees observed that Ranger Investment’s advisory fee for Micro Cap was 1.00% before waiver and 0.23% after waiver, acknowledging that Ranger Investment contractually agreed to limit the Fund’s total operating expenses to 1.53% through November 30, 2025. The Trustees compared Micro Cap’s advisory fee to that of a peer group and Morningstar category and noted that Micro Cap’s advisory fee (before waivers) was lower than the peer group average of 1.07% but higher than the Morningstar category average of 0.76%, and within the range of both. The Trustees noted that Micro Cap’s net expense ratio was higher than the average expense ratio of the peer group (1.32%) and the Morningstar category (1.13%), but within the range of both. The Trustees examined the funds included in Micro Cap’s peer group and acknowledged Ranger Investment’s explanation that Micro Cap’s higher than average advisory fee and expense ratio was partially attributable to the peer group’s higher AUM. The Board assessed the Morningstar category and recognized Ranger’s Investment’s explanation that Morningstar did not offer a separate microcap category and that microcap funds tend to have higher advisory fees and expense ratios relative to small cap funds, as presented in the Morningstar category. After further discussion, the Trustees determined that Micro Cap’s advisory fee and expenses were not unreasonable.

Profitability. The Board evaluated the profitability analysis provided by Ranger Investment for each of the Funds. The Board noted that Ranger Investment reported a reasonable profit with respect to Small Cap and a moderate loss with respect to the advisory services it provided to Micro Cap. The Board contemplated factors cited by Ranger Investment to support the overall level of profit and loss, including, without limitation, ongoing investments in the Funds’ strategies and the resources required for such strategies, and the continued increase of compliance costs. The Board determined that Ranger Investment’s overall profitability with respect to each Fund was not excessive.

Economies of Scale. The Trustees considered economies of scale for Small Cap and Micro Cap, recognizing that while limited economies of scale existed with respect to the provision of services by the Adviser to each Fund, neither Fund had yet achieved significant growth that could result in material economies of scale. The Trustees observed that Ranger Investment believed that the existing fees are both competitive and appropriate given each Fund’s net assets, the Funds’ servicing requirements, and that Ranger Investment did not have any immediate plans to reconsider the fee structure of Small Cap or Micro Cap. After a discussion, the Trustees agreed that this was reasonable based on current circumstances.

Conclusion. Having requested and received such information from Ranger Investment as the Board believed to be reasonably necessary to evaluate the terms of the management agreement, and as assisted by the advice of counsel, the Board concluded that renewal of the management agreement was in the best interests of the Trust and shareholders of the Ranger Small Cap Fund and Ranger Micro Cap Fund.

Ranger Funds Investment Trust’s Management Agreement with Wisdom Fixed Income Management, LLC (Short Duration Income and Short Term Government)

The Board turned their attention to the advisory agreement and 15(c) questionnaire materials supplied by Wisdom Fixed Income Management, LLC (the “Adviser”) regarding its advisory agreement with the Trust on behalf of the Funds.

Nature, Extent and Quality of Services. The Trustees noted that the Adviser was newly formed, however, the Adviser was wholly owned by Ranger Asset Management Company, LLC (“Ranger”), a wholly owned subsidiary of First United Bank & Trust Company. The Trustees considered their experience in working with Ranger’s existing key professionals that will service the Funds. The Trustees considered the Adviser’s employees’ experience and capabilities noting that the Adviser’s affiliates continued to invest in compliance, cybersecurity, and personnel and had the ability to leverage existing efficiencies for the benefit of the Adviser. The Trustees noted that the Adviser’s investment process for Short Term Government would be driven by an in-depth research process on government and agency securities, in addition to market analysis and counterparty risk assessment. The Trustees acknowledged the Adviser’s approach to Short Duration Income’s investment process focused on its macroeconomic investment process, which incorporated a top-down process utilizing qualitative factors and quantitative metrics with respect to security selection and portfolio management. They further considered the Adviser’s description of its intended processes and risk management approach to operating the Funds, noting the focus on liquidity risk management. Taking into account the personnel involved in servicing the Funds, as well as the materials and services described above, the Board expressed satisfaction with the quality of the proposed services provided. The Trustees concluded that the Adviser was expected to provide high quality service to the Funds for the benefit of shareholders.

Performance. The Trustees noted that although the Funds were not operational and without historical performance, the Adviser would leverage many of the same successful methods and employees that are employed for the Trust’s existing series and affiliated advisers.

Short Duration Income

The Trustees noted that Short Duration Income’s objective was to preserve capital and provide liquidity while generating an optimal level of risk managed income. They further noted that the Adviser intended to achieve its objective for Short Duration Income by investing primarily in various types of fixed income securities of varying maturities and credit quality. The Trustees discussed the Fund’s strategies, highlighting the potential to utilize derivatives to hedge certain risks.

Short Term Government

The Trustees recognized that Short Term Government’s objective was to provide current income consistent with liquidity and the preservation of capital. They noted that Short Term Government would invest in (i) cash or cash equivalents such as commercial paper; (ii) securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities; and/or (iii) repurchase agreements that are collateralized fully (i.e., backed by cash or government securities). The Trustees reviewed Short Term Government’s proposed investment strategy focus on high quality, short-term money-market instruments to limit portfolio risk.

The Trustees noted the Adviser’s use of investment guidelines and other rules incorporated into its order management system to prevent the Adviser from placing trades that would violate the Fund’s investment limitations. After discussion, the Trustees concluded that the Adviser was qualified and should be allowed the opportunity to employ the proposed strategies.

Fees and Expenses.

Short Duration Income

The Trustees stated that Short Duration Income’s proposed advisory fee was 0.30%, and that the Adviser had contractually agreed to limit the Fund’s total operating expenses to 0.40% (excluding certain expenses).

Short Term Government

The Trustees noted that Short Term Government’s proposed advisory fee was 0.15%, and that the Adviser had contractually agreed to limit the Fund’s total operating expenses to 0.22% (excluding certain expenses).

The Trustees discussed the proposed fees and expense limits for each Fund, comparing each to the respective peer groups. They noted the Adviser’s explanation for the reasonableness of the fees relative to each Fund’s peers, further noting that peer funds with lower fees typically had a critical mass of assets under management that enabled lower fees. After further discussion, the Trustees concluded that, based on their business judgement, the advisory fee for each Fund was not unreasonable.

Profitability. The Trustees considered the estimated profitability to be realized by the Adviser in connection with the operation of each Fund and whether the amount of profit was a fair entrepreneurial profit with respect to the services to be provided to the Funds. They reviewed the estimated profitability analysis provided by the Adviser, and concluded that the estimated profits to be realized by the Adviser from each Fund both in terms of estimated dollars and as a percent of total revenue, would not be excessive.

Economies of Scale. The Trustees discussed economies of scale, noting that the Funds would be marketed and distributed on both a wholesale and registered investment adviser basis, and direct solicitation to retail investors was not anticipated. The Trustees further considered the Adviser’s estimated seed capital and projections over the first twelve months. The Board found the estimates reasonable, and that the expense limitation agreements would provide immediate benefits to shareholders regardless of assets realized, and determined to revisit the matter of economies of scale at the renewal of the advisory agreement after the Funds were operational.

Conclusion. Having requested and received such information from the adviser as the Trustees believed to be reasonably necessary to evaluate the terms of the advisory agreement, and as assisted by the advice of counsel, the Trustees concluded that approval of the advisory agreement was in the best interests of future shareholders of the Funds.

Item 8.  Changes in and Disagreements with Accountants for Open-End Management Investment Companies. Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies. Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies. The information is included as part of the material filed under Item 7 of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract. The information is included as part of the material filed under Item 7 of this Form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable.

Item 13.  Portfolio Managers of Closed-End Funds. Not applicable.

Item 14.  Purchases of Equity Securities by Closed-End Funds. Not applicable.

Item 15.  Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of directors.

Item 16.  Controls and Procedures.

(a)

Based on an evaluation of the registrant’s disclosure controls and procedures as of January 31, 2025, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable.

Item 19. Exhibits.

(a)(1)

EX-99.CODE ETH. Not applicable.

(a)(2)

EX-99.CERT. Filed herewith.

(a)(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable. Applies to closed-end funds only.

(b)

EX-99.906CERT. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Spend Life Wisely Funds Investment Trust

By /s/ Kenneth Scott Canon

     Kenneth Scott Canon

     President (Principal Executive Officer)

Date: April 7, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Kenneth Scott Canon

     Kenneth Scott Canon

     President (Principal Executive Officer)

Date: April 7, 2025

By /s/ Pete Carlsen

     Pete Carlsen

     Treasurer and Chief Financial Officer (Principal Financial Officer)

Date: April 7, 2025